J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 16, 2024

to the current Summary Prospectuses and Prospectus

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Evan Olonoff	2023	Executive Director
Jan Ho	2023	Executive Director
Mark Willauer	2024	Executive Director

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Edward Gibbons	2023	Executive Director
John Lux	2023	Managing Director
Mark Willauer	2024	Executive Director

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Qiwei Zhu	2021	Executive Director
Sameer Iqbal	2023	Executive Director
Mark Willauer	2024	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and BetaBuilders U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Funds’ portfolio management team is comprised of Evan Olonoff, Jan Ho and Mark Willauer. The team is responsible for managing each Fund on a

SUP-FIETF-724

day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

Mr. Ho, an Executive Director of JPMIM, is a member of GFICC group. Based in New York, Mr. Ho is a portfolio manager on the U.S. Core Plus Portfolio Management Team and is responsible for overseeing core and core plus portfolios. An employee since 2000, he was previously a member of the Fixed Income Technology Team for three years, serving as the planner and programmer for the fixed income portfolio management and trading systems. Prior to this, he worked at TIAA-CREF to develop retirement annuity systems. Mr. Ho obtained a Bachelor of Science in Electrical Engineering from Cooper Union College and a Master of Science in Computer Science from New York University Tandon School of Engineering.

Mr. Willauer, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he leads the Systematic Portfolio Management and Implementation Team. Previously, Mark served as a portfolio manager, overseeing Unconstrained and Multi-Sector Fixed Income strategies, and was also a member of both the Commercial Real Estate (CMBS) Investment Team and the U.S. Macro Strategy Team. Employed since 2009, he formerly worked with the JPMorgan Private Bank Manager Selection Team, where he contributed to the coverage of High Yield, Bank Loan, Absolute Return, Emerging Market Debt, and Global Liquidity strategies, managing over $70 billion in discretionary assets. Mr. Willauer graduated magna cum laude with a Bachelor of Science. in Finance from the Smeal College of Business at Pennsylvania State University.

BetaBuilders USD High Yield Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Edward Gibbons, John Lux and Mark Willauer. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Gibbons, an Executive Director of JPMIM, is a member of the Global High Yield portfolio management team with additional trading responsibilities. Previously, he worked within the North America Institutional Team of JPMorgan. Mr. Gibbons earned a Bachelor of Business Administration in Finance and History from the University of Notre Dame. He is a CFA charterholder.

Mr. Lux, a Managing Director of JPMIM, is a member of the Global High Yield portfolio management team. Prior to joining the firm in 2006, Mr. Lux spent two years as an investment banking analyst in the Equity Capital Markets Group at Banc of America Securities. Mr. Lux holds a Bachelor of Science in Finance and International Business from Georgetown University and is a CFA charterholder.

Information about Mr. Willauer is discussed earlier in this section.

BetaBuilders USD Investment Grade Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Qiwei Zhu, Sameer Iqbal and Mark Willauer. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Zhu, an Executive Director of JPMIM, is a member of the GFICC group and a portfolio manager on the Investment Grade Corporate Credit Team. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

Mr. Iqbal, an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he is a portfolio analyst within the Investment Grade Corporate Credit Team. An employee since 2013, he was previously a Fixed Income analyst within the Global Wealth Management group at J.P. Morgan Asset Management. Mr. Iqbal holds a Bachelor of Business Administration in Finance and a minor in Economics from the George Washington University and is a CFA charterholder.

Information about Mr. Willauer is discussed earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 16, 2024

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Evan Olonoff	7	$1,896,017	1	$48,905	6	$3,907,310
Jan Ho	4	5,568,393	5	2,662,153	23	6,396,690
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
BetaBuilders U.S. Aggregate Bond ETF
Evan Olonoff	7	263,563	1	48,905	6	3,907,310
Jan Ho	4	3,935,939	5	2,662,153	23	6,396,690
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
BetaBuilders USD High Yield Corporate Bond ETF
Edward Gibbons	4	1,396,299	7	1,809,779	5	943,016
John Lux	4	1,396,299	7	1,809,779	5	943,016
Mark Willauer**	3	11,580,444	3	10,336,182	0	0
BetaBuilders USD Investment Grade Corporate Bond ETF
Qiwei Zhu	2	607,074	6	574,880	5	800,705
Sameer Iqbal	0	0	2	93,019	31	30,018,804
Mark Willauer**	3	11,580,444	3	10,336,182	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Evan Olonoff	0	$0	0	$0	0	$0
Jan Ho	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0
BetaBuilders U.S. Aggregate Bond ETF
Evan Olonoff	0	0	0	0	0	0
Jan Ho	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0

SUP-SAI-FIETF-724

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders USD High Yield Corporate Bond ETF
Edward Gibbons	0	$0	0	$0	0	$0
John Lux	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0
BetaBuilders USD Investment Grade Corporate Bond ETF
Qiwei Zhu	0	0	0	0	0	0
Sameer Iqbal	0	0	0	0	0	0
Mark Willauer**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of May 31, 2024.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of February 29, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Evan Olonoff	X
Jan Ho	X
Mark Willauer*	X
BetaBuilders U.S. Aggregate Bond ETF
Evan Olonoff	X
Jan Ho	X
Mark Willauer*	X
BetaBuilders USD High Yield Corporate Bond ETF
Edward Gibbons			X
John Lux			X
Mark Willauer*	X
BetaBuilders USD Investment Grade Corporate Bond ETF
Qiwei Zhu	X
Sameer Iqbal		X
Mark Willauer*	X

*	As of May 31, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE